Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
Federal statutory rates income tax	$ (340,930)	$ (15,798)
Federal statutory rates	21.00%	21.00%
Effective rate income tax rate	0.00%	0.00%
State income tax	$ 1,650	$ (6,620)
State income taxes rates	8.80%	8.80%
Permanent differences	$ 1,256	$ 946
Permanent differences rates	21.00%	21.00%
Valuation allowance	$ 339,674	$ 21,472
Valuation allowance rate	(29.72%)	(28.54%)
Effective rate income tax	$ 1,650	$ 0